UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities
Net income	$ 313	$ 137
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	81	73
Gain on disposal of assets	(203)	(7)
Share in results from associated companies (net of tax)	11	(14)
Deferred tax (benefit)/expense	(7)	4
Unrealized loss/(gain) on foreign exchange	5	(5)
Amortization of discount on debt	2	0
Share based incentive compensation	7	0
Other cash movements in operating activities
Payments for long-term maintenance	(89)	(33)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable	37	(20)
Trade accounts payable	27	(38)
Prepaid expenses/accrued revenue	(12)	(3)
Deferred revenue	21	7
Deferred mobilization costs	(23)	5
Related party receivables	(22)	20
Other assets	(3)	(10)
Other liabilities	(37)	(81)
Net cash flows provided by operating activities	108	35
Cash Flows from Investing Activities
Additions to drilling units and equipment	(66)	(25)
Proceeds from disposal of assets	338	7
Sale of investment in PES	0	43
Acquisition of subsidiary	0	24
Deposit received on Tender-Assist Units sale	0	17
Net cash flows provided by investing activities	272	66
Cash Flows from Financing Activities
Share repurchases	(241)	0
Repayments of secured credit facilities	0	(163)
Share issuance costs	0	(4)
Net cash used in financing activities	(241)	(167)
Effect of exchange rate changes on cash	(5)	7
Net increase/(decrease) in cash and cash equivalents, including restricted cash	134	(59)
Cash and cash equivalents, including restricted cash, at beginning of the period	728	598
Cash and cash equivalents, including restricted cash, at the end of period	$ 862	$ 539